Income Taxes (Details) (USD $)	Aug. 31, 2013	Aug. 31, 2012
Deferred tax assets:
Net operating loss carryforwards	$ 3,404,418	$ 2,506,712
Capitalized research and development	836,568	756,562
Depreciation	(4,700)	(6,788)
Stock based compensation	1,130,104	659,793
Research and development credit carry forward	206,715	174,558
Total deferred tax assets	5,573,105	4,090,837
Less: valuation allowance	(5,573,105)	(4,090,837)
Net deferred tax asset